SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - Restricted Share Units [Member]	9 Months Ended
Sep. 30, 2022 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	2,190,666
August 4, 2020 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	412,666
Issuance Date	Aug. 04, 2020
March 25, 2022 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.19
Stock Options Outstanding	1,778,000
Issuance Date	Mar. 25, 2022